Loss Per Share/Ads (Details) - Schedule of shares and loss used in the computation of loss per share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)	37,107	8,580	7,968
Amounts used in the computation of basic and diluted loss per	$ (3,950)	$ (4,479)	$ (6,929)
Continuing operations [Member] | ADSs [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)	36,143	8,580	6,996
Amounts used in the computation of basic and diluted loss per	$ (3,482)	$ (4,479)	$ (6,534)
Continuing operations [Member] | Ordinary shares [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)	964		972
Amounts used in the computation of basic and diluted loss per	$ (468)		$ (395)
Discontinued operations [member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)		8,580	7,968
Amounts used in the computation of basic and diluted loss per		$ (315)	$ (1,989)
Discontinued operations [member] | ADSs [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)		8,580	6,996
Amounts used in the computation of basic and diluted loss per		$ (315)	$ (1,989)
Discontinued operations [member] | Ordinary shares [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)			972
Amounts used in the computation of basic and diluted loss per